INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Earnings before income tax		$ 1,528	$ 1,742
Statutory tax rate		26.70%	27.00%
Income tax at statutory rate		$ 408	$ 470
Tax rate changes and foreign rate differential		(359)	(16)
Changes in estimate and other		(16)	9
Permanent items		3	1
Income tax expense		36	464	[1]
Deferred tax income tax recovery	$ (305)	$ (345)	$ (1)

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.